Segment Reporting - Summary of Segment Reporting (Detail) HLS in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($) HLS	Jun. 30, 2023 USD ($) HLS	Dec. 31, 2023 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 29,880	$ 29,333
Profit from operations	7,428	6,965
Net finance income/(expense)	(2,887)	(3,223)
Exceptional share of results of associates	104	0
Income tax expense	(1,546)	(1,192)
Profit	3,236	$ 2,655
Segment assets (non-current)	$ 189,694		$ 195,973
AB InBev Worldwide [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	286	288
Revenue	$ 29,880	$ 29,333
Profit from operations	7,428	6,965
Net finance income/(expense)	(2,887)	(3,223)
Share of results of associates	137	105
Exceptional share of results of associates	104	0
Income tax expense	(1,546)	(1,192)
Profit	3,236	2,655
Segment assets (non-current)	189,694		195,973
Gross capex	$ 1,735	$ 2,107
AB InBev Worldwide [member] | North America [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	44	47
Revenue	$ 7,457	$ 7,926
Profit from operations	2,097	2,131
Segment assets (non-current)	62,689		62,931
Gross capex	$ 193	$ 216
AB InBev Worldwide [member] | Middle America [Member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	74	72
Revenue	$ 8,574	$ 7,573
Profit from operations	3,339	2,781
Segment assets (non-current)	69,816		74,160
Gross capex	$ 596	$ 561
AB InBev Worldwide [member] | South America [Member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	76	76
Revenue	$ 6,018	$ 5,849
Profit from operations	1,302	1,241
Segment assets (non-current)	14,047		14,791
Gross capex	$ 334	$ 402
AB InBev Worldwide [member] | EMEA [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	45	43
Revenue	$ 4,228	$ 4,070
Profit from operations	774	618
Segment assets (non-current)	28,776		29,302
Gross capex	$ 268	$ 393
AB InBev Worldwide [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	46	50
Revenue	$ 3,383	$ 3,679
Profit from operations	846	944
Segment assets (non-current)	11,391		11,980
Gross capex	$ 171	$ 246
AB InBev Worldwide [member] | Global export and holding companies [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	0	0
Revenue	$ 221	$ 236
Profit from operations	(929)	(749)
Segment assets (non-current)	2,975		$ 2,808
Gross capex	$ 174	$ 288